Financial instruments with off-balance sheet credit risk (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Bank's Financial Instruments With Off-Balance Sheet Credit Risk [Table Text Block]

The Bank’s outstanding financial instruments with off-balance sheet credit risk were as follows:

(In thousands of US$)	December 31,
	2012	2011
Confirmed letters of credit	106,415	266,547
Stand-by letters of credit and guarantees - Commercial risk	25,167	18,899
Credit commitments	103,294	75,962
	234,876	361,408

Remaining Maturity Profile Of Bank's Outstanding Financial Instruments With Off-Balance Sheet Credit Risk [Table Text Block]

As of December 31, 2012, the remaining maturity profile of the Bank’s outstanding financial instruments with off-balance sheet credit risk is as follows:

(In thousands of US$)
Maturities	Amount
Within 1 year	219,421
From 1 to 2 years	1,000
From 2 to 5 years	13,791
After 5 years	664
234,876

Disclosure Related To Off Balance Sheet Exposure By Country Risk [Table Text Block]

As of December 31, 2012 and 2011 the breakdown of the Bank’s off-balance sheet exposure by country risk is as follows:

(In thousands of US$)
Country:	2012	2011
Argentina	-	92
Bolivia	820	944
Brazil	23,630	41,116
Chile	6,084	12,367
Colombia	9,098	2,396
Costa Rica	1,000	11,661
Dominican Republic	1,535	1,603
Ecuador	79,760	215,272
El Salvador	625	2,025
Guatemala	180	501
Honduras	562	400
Jamaica	-	295
Mexico	27,289	14,677
Panama	58,219	1,801
Paraguay	-	81
Peru	2,843	2,467
Spain	-	9,660
Switzerland	-	500
United States of America	-	21,780
Venezuela	23,231	21,770
	234,876	361,408